SEGMENT INFORMATION AND REVENUE ANALYSIS - Revenue disaggregated by geographic region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary information for reporting segment
Revenues	$ 22,537,016	$ 37,037,108	$ 31,457,908
PRC
Summary information for reporting segment
Revenues	13,495,375	36,184,886	$ 31,457,908
HONG KONG
Summary information for reporting segment
Revenues	7,988,415
UNITED STATES
Summary information for reporting segment
Revenues	938,745	$ 852,222
MALAYSIA
Summary information for reporting segment
Revenues	106,002
NEPAL
Summary information for reporting segment
Revenues	$ 8,479